Notes Payable (Convertible Notes Payable [Member])	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Convertible Notes Payable [Member]
Notes Payable
Note 5. Notes Payable

In December 2014, the Company issued to certain accredited investors 2014 Series Secured Promissory Notes (the “7% Bridge Notes”) in the aggregate original principal amount of $615,000. The 7% Bridge Notes accrue interest at a rate of 7% per annum. All principal and interest under the 7% Bridge Notes will be due on July 1, 2015, however, the Company may elect to extend the maturity date of the notes to January 1, 2016 by providing written notice to the note holders and a warrant to purchase a number of shares of the Company’s common stock equal to (a) the then outstanding principal balance of the note, divided by (b) $0.50 multiplied by 125%. The Company may prepay the 7% Bridge Notes at any time without penalty and shall prepay the 7% Bridge Notes in an amount equal to 25% of the net cash proceeds received by the Company during each month from the issuance of either debt or equity.

The 7% Bridge Notes are secured by all tangible assets of the Company pursuant to the terms of that certain Security Agreement dated December 3, 2014 between the Company and the note holders. The Company is obligated to keep the collateral and all of its other personal property and assets free and clear of all other security interests, except for certain limited exceptions.

In connection with the issuance of the 7% Bridge Notes, the Company issued the note holders warrants to purchase 1,537,500 shares of common stock at an exercise price of $0.50 per share. The warrants are exercisable on May 31, 2015 and expire on November 30, 2021. The relative fair value of the warrants of $312,700 was recorded as a debt discount and is amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the notes.  During the three and nine months ended December 31, 2014, the Company amortized $38,100 of the debt discount to interest expense for these notes.

The Company did not pay any discounts or commissions with respect to the issuance of the 7% Bridge Notes or the warrants. In January 2015, the Company issued an additional 7% Bridge Note in the amount of $250,000 and also repaid $113,475 of the original principal balance outstanding as of December 31, 2014, representing 25% of the proceeds from the Class A convertible preferred stock offering during the month of December 2014 (see Note 10).

Note 8. Convertible Notes Payable

2013 and 2014 Bridge Notes

In the fourth quarter of fiscal 2013 and first nine months of fiscal 2014, the Company issued to certain accredited investors unsecured convertible promissory notes (the “Bridge Notes”) in the original principal amount of $1,294,500 and $2,765,301, respectively, for total principal of $4,059,801, pursuant to the terms of subscription agreements and letters of investment intent.

The Bridge Notes accrued interest at a rate of 15% per annum from date of issuance until January 31, 2013 and at a rate of 5% per annum from February 1, 2013 through the date of payment, in each case on a non-compounding basis. All principal and interest under the Bridge Notes were due on December 31, 2013. Accrued interest related to these notes amounted to $0 and $9,900, as of March 31, 2014 and 2013, respectively.

In connection with the issuance of the Bridge Notes to three accredited investors totaling $400,000 in June, July and August 2013, the Company granted these investors warrants to purchase 1,797,457 shares of common stock at an exercise prices ranging from $0.19 to $0.29 per share. The relative fair value of the warrants of $199,200 was recorded as a debt discount and was amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the Bridge Notes. These Bridge Notes accrued interest at 8% per annum from the date of issuance through date of payment, on a non-compounding basis. All other terms of these Bridge Notes are consistent with the rest of the Bridge Notes. Upon conversion of the Bridge Notes in September and October 2013, the remaining unamortized debt discount was amortized to interest expense.

In September and October 2013, the Bridge Note holders accepted an offer by the Company and converted an aggregate of $4,127,202 of outstanding principal and accrued interest under the Bridge Notes into 20,636,011 units (the “Units”) at a price of $0.20 per Unit, with each Unit consisting of (i) one share of common stock of the Company (“Common Stock”) and (ii) one warrant to purchase one share of Common Stock at an exercise price of $0.37 per share. The warrants are exercisable beginning on March 31, 2014 and have a term of five years from date of issuance. As the transaction was considered an induced conversion under the applicable accounting guidance, the Company recognized $13,713,767 in debt conversion expense representing the fair value of the securities transferred in excess of the fair value of the securities issuable upon the original conversion terms of the Bridge Notes. The Company calculated the fair value of the common stock issued by using the closing price of the stock on the date of issuance. The fair value of the warrants was calculated using Black-Scholes.

Upon conversion of the Bridge Notes, the remaining unamortized debt discount was amortized to interest expense. During the years ended March 31, 2014 and 2013, the Company amortized $199,200 and $0, respectively, to interest expense.

5% Bridge Notes

From December 2013 to March 2014, the Company issued to certain accredited investors unsecured convertible promissory notes (the “5% Bridge Notes”) in the original principal amount of $1,793,000, pursuant to the terms of subscription agreements and letters of investment intent. This includes two notes in the aggregate amount of $120,000 issued to Jerrell Shelton, the Company’s Chief Executive Officer, on December 11, 2013 and January 10, 2014 as well as a note in the amount of $100,000 issued to GBR Investments, LLC on February 3, 2014, of which Richard Rathmann, a Director of the Company, is the manager.

The 5% Bridge Notes accrue interest at a rate of 5% per annum from the date of issuance through date of payment, on a non-compounding basis. All principal and interest under the 5% Bridge Notes becomes due on June 30, 2014. Accrued interest related to these notes of $14,100 is included in convertible debentures payable and accrued interest, net of discount in the accompanying consolidated balance sheet at March 31, 2014.

In connection with the issuance of the 5% Bridge Notes, the Company granted these investors warrants to purchase 896,500 shares of common stock at an exercise price of $0.49 per share. The warrants are exercisable on May 31, 2014 and expire on December 31, 2018. The relative fair value of the warrants of $279,100 was recorded as a debt discount and is amortized to interest expense using the straight-line method which approximates the effective interest method over the term of the 5% Bridge Notes.  During the year ended March 31, 2014, the Company amortized $94,300 of the debt discount to interest expense for these notes.

In the event the Company designates and issues one or more types of equity securities while the 5% Bridge Notes are outstanding (“Subsequent Offering”), the Company must provide written notice to the holders of the notes and such holders will have a right to convert up to all of the principal and accrued unpaid interest on the notes into shares of such equity securities on the same terms as the Subsequent Offering during the ten days following the provision of such notice. The conversion price for these equity securities will be 90% of the offering price for the equity securities. The Company was unable to value the conversion feature of these 5% Bridge Notes given the absence of a conversion rate and the convertibility of the 5% Bridge Notes being contingent upon the completion of a Subsequent Offering. In May 2014, note holders with the principal amount of $1,743,000 converted their notes (see Note 15).

Emergent Financial Group, Inc. (“Emergent”) served as the Company’s placement agent in connection with the original placement of the Bridge Notes and 5% Bridge Notes and earned a commission of 9% of the original principal balance of such notes. Debt financing costs of $375,900 and $116,500 in 2014 and 2013, respectively, comprised primarily of the commission earned by Emergent, of which $98,400 and $107,800 is recorded in other current assets in the accompanying consolidated balance sheets as of March 31, 2014 and 2013, respectively, and are being amortized to interest expense using the straight-line method which approximates the effective interest method over the term of the notes.

In connection with the conversion of the Bridge Notes in September and October 2013, Emergent received warrants to purchase 1,911,259 shares of common stock at an exercise price of $0.20 per share. The warrants were exercisable beginning March 31, 2014 and have an expiration date of June 30, 2018. Emergent did not receive any compensation with respect to the 5% Bridge Note in the principal amount of $120,000 issued to Jerrell Shelton, the Chief Executive Officer of the Company and $100,000 issued to GBR Investments, LLC , of which Richard Rathmann, a Director of the Company, is the manager. During the years ended March 31, 2014 and 2013, the Company amortized $385,400 and $8,700, respectively, to interest expense.